Accrued expenses	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Accrued expenses to a related party port agent	$1,093	$876
Scorpio Ship Management S.A.M (SSM)	133	89
Scorpio Commercial Management S.A.M. (SCM)	37	33
Scorpio Holdings Limited	—	1
Accrued expenses to related parties	1,263	999

Suppliers	25,404	32,051
Accrued short-term employee benefits	20,915	40,295
Accrued interest	11,354	7,200
Deferred income	13,957	10,963
	$72,893	$91,508
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight-line basis. The terms of these agreements are described in Note 15.